Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxes payable	$ 2,000,000
Tax receivable, federal and state income taxes		$ 13,000,000
Federal statutory income tax rate	35.00%
Net tax benefit from other items	$ 6,886,000	2,024,000	$ 792,000
Decrease related to prior year taxes	6,500,000
Other discrete items	200,000
Business Acquisition
Basis difference in acquired assets	$ 32,923,000	48,256,000
Expiration period for net operating loss carryforwards (in years)	20 years
Valuation allowance	$ 0	0
Retained earnings of prior period	21,900,000	$ 21,900,000
Florida Bank Group, Inc.
Business Acquisition
Basis difference in acquired assets	$ 6,500,000